Segmented Information - Summary of Results by Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net premium income	$ 37,853	$ 39,065
Net investment income (loss)	(29,870)	11,624
Other revenue	9,164	11,132
Total revenue	17,147	61,821
Net benefits and claims	(9,299)	35,822
Interest expense	1,350	1,011
Other expenses	16,349	16,863
Total contract benefits and expenses	8,400	53,696
Income (loss) before income taxes	8,747	8,125
Income tax (expense) recovery	(1,565)	(1,213)
Net income (loss)	7,182	6,912
Non-controlling interests	(1)	255
Participating policyholders	(111)	(448)
Net income (loss) attributed to shareholders	7,294	7,105
Total assets	848,941	917,643
Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	35,483	36,130
Net benefits and claims	(516)	37,982
Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	2,370	2,935
Net benefits and claims	(8,783)	(2,160)
Operating segments [Member] | Asia Division [Member]
Disclosure of operating segments [line items]
Net premium income	21,476	22,986
Net investment income (loss)	(7,972)	4,889
Other revenue	1,458	1,696
Total revenue	14,962	29,571
Net benefits and claims	7,643	20,878
Interest expense	234	232
Other expenses	5,024	5,273
Total contract benefits and expenses	12,901	26,383
Income (loss) before income taxes	2,061	3,188
Income tax (expense) recovery	(308)	(445)
Net income (loss)	1,753	2,743
Non-controlling interests	(4)	253
Participating policyholders	(467)	(567)
Net income (loss) attributed to shareholders	2,224	3,057
Total assets	158,036	162,970
Operating segments [Member] | Asia Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	18,690	20,428
Net benefits and claims	4,976	18,240
Operating segments [Member] | Asia Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	2,786	2,558
Net benefits and claims	2,667	2,638
Operating segments [Member] | Canadian Division [Member]
Disclosure of operating segments [line items]
Net premium income	10,392	9,561
Net investment income (loss)	(7,911)	1,469
Other revenue	1,426	1,336
Total revenue	3,907	12,366
Net benefits and claims	(2,793)	6,905
Interest expense	573	269
Other expenses	3,506	3,401
Total contract benefits and expenses	1,286	10,575
Income (loss) before income taxes	2,621	1,791
Income tax (expense) recovery	(777)	(336)
Net income (loss)	1,844	1,455
Participating policyholders	314	101
Net income (loss) attributed to shareholders	1,530	1,354
Total assets	155,049	169,736
Operating segments [Member] | Canadian Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	9,945	9,217
Net benefits and claims	5,945	10,276
Operating segments [Member] | Canadian Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	447	344
Net benefits and claims	(8,738)	(3,371)
Operating segments [Member] | US Division [Member]
Disclosure of operating segments [line items]
Net premium income	5,716	6,371
Net investment income (loss)	(13,003)	5,061
Other revenue	458	1,824
Total revenue	(6,829)	13,256
Net benefits and claims	(14,621)	7,779
Interest expense	67	47
Other expenses	2,847	2,947
Total contract benefits and expenses	(11,707)	10,773
Income (loss) before income taxes	4,878	2,483
Income tax (expense) recovery	(886)	(385)
Net income (loss)	3,992	2,098
Participating policyholders	42	18
Net income (loss) attributed to shareholders	3,950	2,080
Total assets	267,653	290,838
Operating segments [Member] | US Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	6,579	6,338
Net benefits and claims	(11,868)	9,307
Operating segments [Member] | US Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	(863)	33
Net benefits and claims	(2,753)	(1,528)
Operating segments [Member] | Global wealth and asset management [member]
Disclosure of operating segments [line items]
Net investment income (loss)	(39)	28
Other revenue	6,350	6,513
Total revenue	6,311	6,541
Net benefits and claims	41	101
Interest expense	7	1
Other expenses	4,717	4,798
Total contract benefits and expenses	4,765	4,900
Income (loss) before income taxes	1,546	1,641
Income tax (expense) recovery	(223)	(233)
Net income (loss)	1,323	1,408
Non-controlling interests	2	2
Net income (loss) attributed to shareholders	1,321	1,406
Total assets	231,154	259,363
Operating segments [Member] | Global wealth and asset management [member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net benefits and claims	41	101
Corporate and other [member]
Disclosure of operating segments [line items]
Net premium income	269	147
Net investment income (loss)	(945)	177
Other revenue	(528)	(237)
Total revenue	(1,204)	87
Net benefits and claims	431	159
Interest expense	469	462
Other expenses	255	444
Total contract benefits and expenses	1,155	1,065
Income (loss) before income taxes	(2,359)	(978)
Income tax (expense) recovery	629	186
Net income (loss)	(1,730)	(792)
Non-controlling interests	1
Net income (loss) attributed to shareholders	(1,731)	(792)
Total assets	37,049	34,736
Corporate and other [member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	269	147
Net benefits and claims	$ 431	$ 159